MINIMUM COMMITTED REVENUE - Committed Time Charter Revenues (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 264,901
2023	234,265
2024	199,266
2025	75,105
2026	30,254
Thereafter	3,069
Total	$ 806,860